Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 27,860,908
Less - Current portion	(164,668)	$ (1,159,590)
Long-term borrowings (Note 16.a)	5,196,240	6,195,576	$ 4,437,043
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	5,360,908	7,355,166	4,437,043
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	225,119	218,176	206,107
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	10,498	10,174	9,610
Unsecured Loan With GAP On January 19, 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,965,724	1,905,101	1,799,717
Unsecured Loan With GAP On February 15, 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,965,724	1,905,101	1,799,717
Unsecured Loan With GAP On April 13, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		1,000,000
Unsecured Loan With GAP On May 15, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		1,000,000
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	576,338	718,153	$ 621,891
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 617,505	$ 598,461